Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Thomson Reuters % share		45.00%
Revenues		$ 5,501	$ 5,297
Thomson Reuters carrying amount		2,052
Net earnings		4,039	1,459
Other comprehensive loss		2,836	606
Total comprehensive loss		6,875	2,065
Assets
Current assets	$ 4,529	4,529	2,977
Total assets	17,047	17,047	26,480
Liabilities
Current liabilities	2,462	2,462	4,796
Total liabilities	7,821	7,821	12,905
Non-controlling interests			$ (498)
Investments accounted for using equity method [member]
Disclosure of associates [line items]
Net assets attributable to Refinitiv, Ending balance	7,454	7,454
Assets
Current assets	2,284	2,284
Non-current assets	20,978	20,978
Total assets	23,262	23,262
Liabilities
Current liabilities	1,842	1,842
Non-current liabilities	13,966	13,966
Total liabilities	15,808	15,808
Non-controlling interests	(1,924)	(1,924)
Preference shares and other excluded additional paid in capital		(971)
Refinitiv [member]
Disclosure of associates [line items]
Revenues	1,550
Net earnings	(487)
Other comprehensive loss	(172)
Total comprehensive loss	(659)
Refinitiv [member] | Investments accounted for using equity method [member]
Disclosure of associates [line items]
Net assets attributable to Refinitiv, Beginning balance	5,218
Net earnings	(487)
Other comprehensive loss	(172)
Net assets attributable to Refinitiv, Ending balance	$ 4,559	$ 4,559